Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,812,500.00
Previously Paid Amount	0.00
Total Fee Amount	7,473.19
Total Offset Amount	$ 7,473.19
Narrative Disclosure	(See Note 1.c.)
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 48,812,500.00
Final Prospectus	true